Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Discontinued Operations [line items]
Proceeds from disposal of discontinued operations, net of tax	$ 5,394
Discontinued operations [member]
Disclosure of Discontinued Operations [line items]
Dividends from discontinued operations	156	$ 176
Income tax related to the disposal of discontinued operations	(26)
Dividends from discontinued operations, net of tax	130	$ 176
Proceeds from disposal of discontinued operations 1	6,371
Income tax related to the disposal of discontinued operations	(977)
Proceeds from disposal of discontinued operations, net of tax	$ 5,394